Vessels, Net-Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended							9 Months Ended		12 Months Ended				11 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended			11 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Secondhand Containership vessel MSC Ulsan, Koroni, Kyparisia, Stadt Luebeck and Messini [Member]	Dec. 31, 2012 Containership vessel Gather, Gifted, Genius I and Horizon [Member]	Dec. 31, 2011 Secondhand containerships (Prosper, MSC Reunion , MSC Sierra II, MSC Namibia II, MSC Romanos and MSC Methoni) [Member]	Dec. 31, 2010 Navarino [Member]	Sep. 23, 2010 Four 3,351 TEU secondhand containerships built between 1991 and 1992 [Member]	Dec. 31, 2010 Four 3,351 TEU secondhand containerships built between 1991 and 1992 [Member]	Dec. 31, 2010 Karmen [Member]	Dec. 31, 2010 Rena [Member]	Dec. 31, 2010 Marina [Member]	Dec. 31, 2010 Konstantina [Member]	Dec. 02, 2010 One 2,020 TEU secondhand container vessel, MSC Pylos built in 1991 [Member]	Dec. 31, 2010 One 2,020 TEU secondhand container vessel, MSC Pylos built in 1991 [Member]	Dec. 08, 2010 One 1,162 TEU secondhand container vessel, Zagora built in 1995 [Member]	Dec. 31, 2010 One 1,162 TEU secondhand container vessel, Zagora built in 1995 [Member]	Dec. 31, 2010 MSC Germany, MSC Toba, MSC Mexico and MSC Sicily [Member]	Dec. 31, 2011 MSC Namibia, MSC Sierra, MSC Sudan, MSC Fado, MSC Tuscany, Garden and Rena (CTL) [Member]	Dec. 03, 2012 MSC Washington [Member]	Dec. 31, 2012 MSC Washington [Member]	Dec. 31, 2012 Vessels, net, additional information [Member]
Vessels' cost				$ 73,000		$ 154,826	$ 122,230	$ 11,250						$ 7,450		$ 8,287
Advances for vessel acquisitions	339,552	148,373							2,250						750		830
Vessels' disposal price					22,110														48,742		7,909
Loss (gain) on sale/disposal of vessels, net	2,796	(13,077)	(9,588)		(2,796)													9,588	13,077
Estimated gain (loss) on sale of vessels																					3,200
Disposal contracted price																				8,154
Date of vessel's disposal																					January 2, 2013
Delivery date							May 6, 2010			November 10, 2010	November 22, 2010	February 28, 2011	March 16, 2011		January 7, 2011		January 28, 2011
Carrying value of fully depreciated vessels																						4,751
Number of fully depreciated vessels																						1
Carrying value of vessels provided as collaterals to secure loans																						$ 1,449,548
Number of vessels provided as collaterals to secure loans																						41